Right-of-Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

17. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company entered into leases for use of office in Hong Kong, under non-cancelable operating leases, which lease terms are expired from December 2026. The Company determines if a contract contains a lease at inception. U.S. GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company’s office leases were classified as operating leases. The leases generally do not contain options to extend at the time of expiration. Lease expense for lease payment is recognized on a straight-line basis over the lease terms.

The Company has elected the short-term lease exception; therefore operating leases’ ROU asset and liability do not include leases with a lease term of twelve months or less.

For operating leases that include rent escalation clauses, the Company recognized lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the statements of income and comprehensive income.

Supplemental balance sheet information related to operating leases was as follows:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Operating lease:
Cost	8,247,807	8,247,807	1,060,143
Less: accumulated amortization	(3,023,111)	(5,882,983)	(756,177)
Operating lease right-of-use assets	5,224,696	2,364,824	303,966

Current operating lease obligation	2,859,872	2,364,824	303,966
Non-current operating lease obligation	2,364,824	—	—
Total operating lease obligation	5,224,696	2,364,824	303,966

Operating lease expense for the years ended March 31, 2023, 2024 and 2025 was HK$567,166, HK$2,455,945 and HK$2,859,872 (US$367,598), respectively.

Upon adoption of ASU 2016-02, “Leases” (Topic 842) on April 1, 2023 and during the year ended March 31, 2025, the Company recognized HK$8,247,807 of initial ROU assets and same amount of operating lease liability based on the present value of the future minimum rental payments of leases by using a weighted-average incremental borrowing rate of 6.2%. As of March 31, 2025, the weighted-average lease term is 0.7 years for the remaining leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to March 31, 2025 are as follows:

For the period ending December 31,	HK$	US$

2025	2,426,625	311,910
Total minimum lease payments	2,426,625	311,910
Less: interest component	(61,801)	(7,944)
Present value of minimum lease payments	2,364,824	303,966

Other supplemental information about the Company’s operating lease as of March 31, 2025:

Weighted average discount rate	6.2%
Weighted average remaining lease term (years)	0.7